Submission	Mar. 12, 2026	Mar. 02, 2026
Submission [Line Items]
Central Index Key	0001788060
Registrant Name	Voyager Technologies, Inc./DE
Form Type		S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A